INTANGIBLE ASSETS AND GOODWILL, NET - Schedule of detailed information about client relationships intangible assets (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	S/ 1,666,265	S/ 1,464,372	S/ 1,342,890
Client relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	134,945	146,027
Prima AFP - AFP Union Vida [Member] | Client relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	82,322	94,670
Credicorp Capital Holding Chile - Inversiones IMT [Member] | Client relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	19,333	22,776
Mibanco [Member] | Client relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	15,036	27,065
Ultrasefinco S.A. [Member] | Client relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	13,400
Culqi [Member] | Client relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	2,550
Tenpo [Member] | Client relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	S/ 2,304
Mibanco - Edyficar Peru [Member] | Client relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		S/ 1,516